Goodwill	12 Months Ended
Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
Goodwill Disclosure [Text Block]
(6)	Goodwill

The gross amount of goodwill and accumulated impairment losses by segment as of December 31, 2018 and 2019 are as follows:

	Agency segment	Claims Adjusting segment	Total
	RMB	RMB	RMB
Gross as of December 31, 2018 and 2019	131,977	21,137	153,114
Accumulated impairment loss as of December 31, 2018 and 2019	(22,108)	(21,137)	(43,245)
Net as of December 31, 2018	109,869	—	109,869
Net as of December 31, 2019	109,869	—	109,869

The Group performed the annual impairment analysis as of the balance sheet date. There has been no impairment loss recognized in goodwill for the years ended December 31, 2017, 2018 and 2019.